Loans - Schedule of FIDC Acquires Directly from the Company (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of FIDC Acquires Directly from the Company [Abstract]
Advance Receivables, Current	$ 691,977		$ 594,403	$ 587,112
Advance Receivables, Non-Current
Advance Receivables, Total	691,977		594,403	587,112
Loans Bank, Current	2,043,471		1,723,207	418,464
Loans Bank, Non-Current				1,248,466
Loans Bank, Total	2,043,471		1,723,207	1,666,930
TOTAL, Current	2,735,448		2,317,609	1,005,576
TOTAL, Non-Current				1,248,466
TOTAL	$ 2,735,448		$ 2,317,609	$ 2,254,042